Summary of Restricted Stock Unit Activity (Details) - 2023 Plan [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Units Outstanding, Beginning	25	4
Weighted Average Exercise Price, Balance	$ 1.15	$ 18.00
Number of Units Outstanding, Vested	(25)	(38)
Weighted Average Grant Date Fair Value, Vested	$ 1.15	$ 4.61
Number of Units Outstanding, Ending		25
Weighted Average Exercise Price, Balance		$ 1.15
Number of Units Outstanding, Granted		59
Weighted Average Grant Date Fair Value, Granted		$ 2.26
Number of Units Outstanding, Vested and unreleased		25
Weighted Average Grant Date Fair Value, Vested and unreleased		$ 1.15
Number of Units Outstanding, Vested Balance		25
Weighted Average Grant Date Vested		$ 1.15